PACIFIC SELECT FUND

Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-9

Statements of Changes in Net Assets	B-17

Statements of Cash Flows	B-31

Financial Highlights	B-32

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5

Where to Go for More Information	D-8

The 2012 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

The 2012 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life
Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate
Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I	1,790,931	$18,000,943	$18,062,235
Diversified Bond	Diversified Bond Class I	368,380	3,028,663	2,974,621
Floating Rate Loan	Floating Rate Loan Class I	421,326	2,569,121	2,442,390
High Yield Bond	High Yield Bond Class I	4,437,893	23,675,515	26,716,811
Inflation Managed	Inflation Managed Class I	3,290,597	33,460,797	33,665,513
Inflation Protected	Inflation Protected Class I	25,502	263,127	270,612
Managed Bond	Managed Bond Class I	6,983,635	72,662,904	78,857,667
Short Duration Bond	Short Duration Bond Class I	467,135	4,138,046	4,360,356
Emerging Markets Debt	Emerging Markets Debt Class I	12	122	124
American Funds® Growth	American Funds Growth Class I	808,139	4,729,377	6,986,197
American Funds Growth-Income	American Funds Growth-Income Class I	824,802	6,176,704	8,063,526
Comstock	Comstock Class I	610,648	3,616,793	4,675,524
Dividend Growth	Dividend Growth Class I	783,432	6,177,216	7,592,505
Equity Index	Equity Index Class I	1,840,308	32,048,768	54,389,987
Focused 30	Focused 30 Class I	360,784	2,278,574	4,243,114
Growth LT	Growth LT Class I	4,747,767	64,823,635	59,355,715
Large-Cap Growth	Large-Cap Growth Class I	771,949	3,197,082	3,751,712
Large-Cap Value	Large-Cap Value Class I	1,196,467	10,002,801	13,806,763
Long/Short Large-Cap	Long/Short Large-Cap Class I	184,283	1,174,654	1,213,535
Main Street® Core	Main Street Core Class I	3,624,022	59,318,234	66,785,653
Mid-Cap Equity	Mid-Cap Equity Class I	1,482,201	14,002,347	14,253,783
Mid-Cap Growth	Mid-Cap Growth Class I	1,166,758	5,662,878	8,272,590
Mid-Cap Value	Mid-Cap Value Class I	85,578	830,352	774,836
Small-Cap Equity	Small-Cap Equity Class I	118,118	1,121,621	1,243,735
Small-Cap Growth	Small-Cap Growth Class I	875,964	6,192,503	8,055,806
Small-Cap Index	Small-Cap Index Class I	1,034,614	8,281,751	12,087,902
Small-Cap Value	Small-Cap Value Class I	508,331	4,666,255	5,383,687
Health Sciences	Health Sciences Class I	490,155	4,157,586	6,871,150
Real Estate	Real Estate Class I	553,806	4,952,766	9,010,880
Technology	Technology Class I	524,070	1,711,669	2,203,851
Emerging Markets	Emerging Markets Class I	1,364,664	8,759,301	17,885,500
International Large-Cap	International Large-Cap Class I	1,919,835	9,578,248	11,364,551
International Small-Cap	International Small-Cap Class I	158,168	800,968	895,339
International Value	International Value Class I	3,695,806	36,116,976	32,353,296
American Funds Asset Allocation	American Funds Asset Allocation Class I	222,247	2,923,964	3,242,175
Pacific Dynamix—Conservative Growth	Pacific Dynamix - Conservative Growth Class I	77,205	877,899	873,827
Pacific Dynamix—Moderate Growth	Pacific Dynamix - Moderate Growth Class I	236,717	2,900,521	3,019,884
Pacific Dynamix—Growth	Pacific Dynamix - Growth Class I	196,967	2,464,138	2,564,413
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	5,059,539	49,855,521	52,432,284
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	6,616,851	64,467,122	67,299,942
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	18,365,270	176,146,401	182,398,679
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	12,043,394	114,094,442	116,853,716
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	4,946,770	46,249,142	46,785,487

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	639,233	7,266,339	7,721,936

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	157,198	1,397,435	1,796,772

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,335,381	16,017,085	18,348,139

	Fidelity® Variable Insurance Products Funds
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	3,986	40,979	40,022

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	194,644	1,070,494	1,504,601

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	50,868	767,440	842,378

	MFS® Variable Insurance Trust
MFS Total Return Series—Service Class	MFS Total Return Series - Service Class	9,191	172,941	176,929

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset—Advisor Class	PIMCO Global Multi-Asset - Advisor Class	209,004	2,561,416	2,549,846

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc., Fidelity and VIP FundsManager are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc .

See Notes to Financial Statements

E-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$18,062,235	$2,974,621	$2,442,390	$26,716,811	$33,665,513	$270,612	$78,857,667
Receivables:
Due from Pacific Life Insurance Company	-	287	-	-	-	18	-
Investments sold	24,852	1,125	1,541	18,210	28,951	9	43,621
Total Assets	18,087,087	2,976,033	2,443,931	26,735,021	33,694,464	270,639	78,901,288
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	22,560	-	1,541	15,077	19,636	-	34,313
Other	-	-	240	-	-	-	-
Total Liabilities	22,560	-	1,781	15,077	19,636	-	34,313
NET ASSETS	$18,064,527	$2,976,033	$2,442,150	$26,719,944	$33,674,828	$270,639	$78,866,975
Units Outstanding	1,163,266	239,126	264,560	692,015	861,264	24,551	1,985,064
Accumulation Unit Value	$15.53	$12.45	$9.23	$38.61	$39.10	$11.02	$39.73
Cost of Investments	$18,000,943	$3,028,663	$2,569,121	$23,675,515	$33,460,797	$263,127	$72,662,904

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$4,360,356	$124	$6,986,197	$8,063,526	$4,675,524	$7,592,505	$54,389,987
Receivables:
Due from Pacific Life Insurance Company	4,140	-	3,336	2,298	2,677	4,148	-
Investments sold	624	-	216	769	180	-	80,978
Total Assets	4,365,120	124	6,989,749	8,066,593	4,678,381	7,596,653	54,470,965
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-	75,736
Investments purchased	-	-	-	-	-	470	-
Total Liabilities	-	-	-	-	-	470	75,736
NET ASSETS	$4,365,120	$124	$6,989,749	$8,066,593	$4,678,381	$7,596,183	$54,395,229
Units Outstanding	395,808	12	550,594	702,716	437,173	624,882	1,332,021
Accumulation Unit Value	$11.03	$9.97	$12.69	$11.48	$10.70	$12.16	$40.84
Cost of Investments	$4,138,046	$122	$4,729,377	$6,176,704	$3,616,793	$6,177,216	$32,048,768

	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$4,243,114	$59,355,715	$3,751,712	$13,806,763	$1,213,535	$66,785,653	$14,253,783
Receivables:
Due from Pacific Life Insurance Company	670	-	3,504	189	-	-	4,684
Investments sold	175	34,280	-	4,393	471	48,896	3,380
Total Assets	4,243,959	59,389,995	3,755,216	13,811,345	1,214,006	66,834,549	14,261,847
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	28,656	-	-	471	45,231	-
Investments purchased	-	-	228	-	-	-	-
Other	-	-	-	-	487	-	-
Total Liabilities	-	28,656	228	-	958	45,231	-
NET ASSETS	$4,243,959	$59,361,339	$3,754,988	$13,811,345	$1,213,048	$66,789,318	$14,261,847
Units Outstanding	344,583	1,600,183	508,066	914,561	127,172	1,911,237	652,866
Accumulation Unit Value	$12.32	$37.10	$7.39	$15.10	$9.54	$34.95	$21.84
Cost of Investments	$2,278,574	$64,823,635	$3,197,082	$10,002,801	$1,174,654	$59,318,234	$14,002,347

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

	Variable Accounts

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$8,272,590	$774,836	$1,243,735	$8,055,806	$12,087,902	$5,383,687	$6,871,150
Receivables:
Due from Pacific Life Insurance Company	1,288	-	-	-	941	-	-
Investments sold	739	52	44	4,468	695	3,848	992
Total Assets	8,274,617	774,888	1,243,779	8,060,274	12,089,538	5,387,535	6,872,142
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	52	44	3,453	-	2,259	697
Other	-	227	165	-	-	-	-
Total Liabilities	-	279	209	3,453	-	2,259	697
NET ASSETS	$8,274,617	$774,609	$1,243,570	$8,056,821	$12,089,538	$5,385,276	$6,871,445
Units Outstanding	827,306	50,730	81,574	624,623	685,819	228,976	362,546
Accumulation Unit Value	$10.00	$15.27	$15.24	$12.90	$17.63	$23.52	$18.95
Cost of Investments	$5,662,878	$830,352	$1,121,621	$6,192,503	$8,281,751	$4,666,255	$4,157,586

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation
ASSETS
Investments in mutual funds, at value	$9,010,880	$2,203,851	$17,885,500	$11,364,551	$895,339	$32,353,296	$3,242,175
Receivables:
Due from Pacific Life Insurance Company	10,785	-	-	7,314	1,142	-	-
Investments sold	-	459	5,598	1,074	31	24,744	112
Total Assets	9,021,665	2,204,310	17,891,098	11,372,939	896,512	32,378,040	3,242,287
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	459	1,809	-	-	20,139	112
Investments purchased	8,213	-	-	-	-	-	-
Other	-	23	-	-	-	-	220
Total Liabilities	8,213	482	1,809	-	-	20,139	332
NET ASSETS	$9,013,452	$2,203,828	$17,889,289	$11,372,939	$896,512	$32,357,901	$3,241,955
Units Outstanding	231,081	362,974	622,856	1,141,418	116,753	2,294,292	214,023
Accumulation Unit Value	$39.01	$6.07	$28.72	$9.96	$7.68	$14.10	$15.15
Cost of Investments	$4,952,766	$1,711,669	$8,759,301	$9,578,248	$800,968	$36,116,976	$2,923,964

	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
ASSETS
Investments in mutual funds, at value	$873,827	$3,019,884	$2,564,413	$52,432,284	$67,299,942	$182,398,679	$116,853,716
Receivables:
Investments sold	32	165	96	2,177	10,760	170,128	199,471
Total Assets	873,859	3,020,049	2,564,509	52,434,461	67,310,702	182,568,807	117,053,187
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	32	165	96	2,177	10,760	170,128	199,471
Other	41	167	104	5,795	7,336	20,303	13,032
Total Liabilities	73	332	200	7,972	18,096	190,431	212,503
NET ASSETS	$873,786	$3,019,717	$2,564,309	$52,426,489	$67,292,606	$182,378,376	$116,840,684
Units Outstanding	66,973	221,476	180,848	5,081,707	6,660,529	18,503,706	12,152,602
Accumulation Unit Value	$13.05	$13.63	$14.18	$10.32	$10.10	$9.86	$9.61
Cost of Investments	$877,899	$2,900,521	$2,464,138	$49,855,521	$64,467,122	$176,146,401	$114,094,442

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B	BlackRock Global Allocation V.I. Class III	Fidelity VIP FundsManager 60% Service Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4	GE Investments Total Return Class 3

ASSETS
Investments in mutual funds, at value	$46,785,487	$7,721,936	$1,796,772	$18,348,139	$40,022	$1,504,601	$842,378
Receivables:
Investments sold	34,143	356	67	1,572	1	60	29

Total Assets	46,819,630	7,722,292	1,796,839	18,349,711	40,023	1,504,661	842,407

LIABILITIES
Due to Pacific Life Insurance Company	34,143	356	67	1,572	1	60	29

Other	5,245	379	73	1,651	1	64	56

Total Liabilities	39,388	735	140	3,223	2	124	85

NET ASSETS	$46,780,242	$7,721,557	$1,796,699	$18,346,488	$40,021	$1,504,537	$842,322

Units Outstanding	4,995,532	496,141	188,345	1,830,832	4,106	160,845	61,751

Accumulation Unit Value	$9.36	$15.56	$9.54	$10.02	$9.75	$9.35	$13.64

Cost of Investments	$46,249,142	$7,266,339	$1,397,435	$16,017,085	$40,979	$1,070,494	$767,440

	MFS Total Return Series - Service Class	PIMCO Global Multi-Asset - Advisor Class
ASSETS
Investments in mutual funds, at value	$176,929	$2,549,846
Receivables:
Due from Pacific Life Insurance Company	-	24

Investments sold	6	94

Total Assets	176,935	2,549,964

LIABILITIES
Due to Pacific Life Insurance Company	6	-

Other	7	-

Total Liabilities	13	-

NET ASSETS	$176,922	$2,549,964

Units Outstanding	17,799	241,615

Accumulation Unit Value	$9.94	$10.55

Cost of Investments	$172,941	$2,561,416

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments	$192	$25,884	$48,605	$988,006	$787,679	$1,307	$2,140,433

EXPENSES
Mortality and expense risk fees	112,795	20,488	16,123	172,587	212,052	2,173	495,441

Net Investment Income (Loss)	(112,603)	5,396	32,482	815,419	575,627	(866)	1,644,992

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	13,505	(279,189)	(205,154)	25,372	163,411	(4,552)	234,887

Capital gain distributions from mutual fund investments	-	25,646	-	-	5,470,273	1,132	88,293

Realized Gain (Loss)	13,505	(253,543)	(205,154)	25,372	5,633,684	(3,420)	323,180

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(13,698)	382,862	262,386	732,071	(4,522,324)	14,120	2,004,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($112,796)	$134,715	$89,714	$1,572,862	$1,686,987	$9,834	$3,973,028

	Short Duration Bond	Emerging Markets Debt (1)	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments	$11,929	$-	$-	$-	$-	$-	$152,521

EXPENSES
Mortality and expense risk fees	29,290	-	49,679	51,934	30,532	49,581	344,507

Net Investment Loss	(17,361)	(-)	(49,679)	(51,934)	(30,532)	(49,581)	(191,986)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	12,831	-	458,198	33,175	24,397	63,423	1,032,605

Capital gain distributions from mutual fund investments	-	-	-	-	241,729	169,891	-

Realized Gain	12,831	-	458,198	33,175	266,126	233,314	1,032,605

CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	56,149	2	160,808	641,737	121,744	379,881	3,758,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,619	$2	$569,327	$622,978	$357,338	$563,614	$4,598,780

	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$95,799	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	27,315	386,966	23,146	86,601	8,156	428,589	94,515

Net Investment Loss	(27,315)	(291,167)	(23,146)	(86,601)	(8,156)	(428,589)	(94,515)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	74,742	1,027,395	(22,248)	59,486	11,522	380,008	155,150

Capital gain distributions from mutual fund investments	436,668	21,013,480	662,522	353,661	169,959	2,979,218	3,035,387

Realized Gain	511,410	22,040,875	640,274	413,147	181,481	3,359,226	3,190,537

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	117,890	(16,380,987)	(270,783)	855,351	(67,883)	2,624,945	(2,702,818)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$601,985	$5,368,721	$346,345	$1,181,897	$105,442	$5,555,582	$393,204

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$6,615	$5,739	$-
EXPENSES
Mortality and expense risk fees	58,331	4,893	8,969	55,239	76,776	37,155	39,994
Net Investment Loss	(58,331)	(4,893)	(8,969)	(55,239)	(70,161)	(31,416)	(39,994)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	602,687	(10,033)	16,442	294,087	236,654	80,917	8,124
Capital gain distributions from mutual fund investments	1,936,123	73,180	65,655	1,172,762	196,865	628,339	348,083
Realized Gain	2,538,810	63,147	82,097	1,466,849	433,519	709,256	356,207
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(1,994,203)	(38,450)	(30,916)	(873,114)	543,038	(605,945)	927,362
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$486,276	$19,804	$42,212	$538,496	$906,396	$71,895	$1,243,575

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$-	$-	$-	$260,458	$6,118
EXPENSES
Mortality and expense risk fees	55,539	14,851	116,289	75,713	5,991	208,766	9,882
Net Investment Income (Loss)	(55,539)	(14,851)	(116,289)	(75,713)	(5,991)	51,692	(3,764)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	183,841	5,482	135,861	151,107	(11,069)	(429,053)	(879)
Capital gain distributions from mutual fund investments	408,506	195,364	1,982,853	-	-	-	40,773
Realized Gain (Loss)	592,347	200,846	2,118,714	151,107	(11,069)	(429,053)	39,894
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	613,490	(70,134)	(720,598)	638,465	48,467	1,390,430	111,927
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,150,298	$115,861	$1,281,827	$713,859	$31,407	$1,013,069	$148,057

	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$2	$242	$227	$600	$298
EXPENSES
Mortality and expense risk fees	5,183	18,751	16,112	329,090	415,772	1,137,475	758,038
Net Investment Loss	(5,183)	(18,751)	(16,110)	(328,848)	(415,545)	(1,136,875)	(757,740)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(3,498)	(6,367)	(2,944)	177,359	97,863	90,442	160,787
Capital gain distributions from mutual fund investments	34,227	53,600	50,864	60,305	10,669	-	-
Realized Gain	30,729	47,233	47,920	237,664	108,532	90,442	160,787
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	7,169	104,304	103,765	2,539,690	3,760,478	11,024,754	7,717,700
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,715	$132,786	$135,575	$2,448,506	$3,453,465	$9,978,321	$7,120,747

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts

	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B	BlackRock Global Allocation V.I. Class III	Fidelity VIP FundsManager 60% Service Class 2 (1)	Franklin Templeton VIP Founding Funds Allocation Class 4	GE Investments Total Return Class 3
INVESTMENT INCOME
Dividends from mutual fund investments	$103	$-	$-	$-	$-	$42,035	$-
EXPENSES
Mortality and expense risk fees	302,317	44,642	11,566	118,467	77	9,518	5,597

Net Investment Income (Loss)	(302,214)	(44,642)	(11,566)	(118,467)	(77)	32,517	(5,597)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	48,608	(4,975)	8,986	(26,257)	(22)	3,955	52
Capital gain distributions from mutual fund investments	-	-	-	-	-	-	-

Realized Gain (Loss)	48,608	(4,975)	8,986	(26,257)	(22)	3,955	52

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	3,348,233	334,268	96,106	673,524	(957)	26,628	64,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,094,627	$284,651	$93,526	$528,800	($1,056)	$63,100	$59,368

	MFS Total Return Series - Service Class	PIMCO Global Multi-Asset - Advisor Class
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$46,386
EXPENSES
Mortality and expense risk fees	545	16,640
Net Investment Income (Loss)	(545)	29,746
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(1,243)	(11,135)
Capital gain distributions from mutual fund investments	-	-
Realized Loss	(1,243)	(11,135)
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	5,019	21,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,231	$40,279

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011

	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($112,603)	($291,063)	$5,396	$1,187,888	$32,482	$1,300,246
Realized gain (loss)	13,505	17,651	(253,543)	1,440,614	(205,154)	(1,154,532)
Change in net unrealized appreciation (depreciation) on investments	(13,698)	(17,750)	382,862	(1,572,563)	262,386	78,557
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,796)	(291,162)	134,715	1,055,939	89,714	224,271
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	180,189	421,181	21,387	379,596	9,754	187,781
Transfers between variable and fixed accounts, net	(41,072)	5,509,653	(578,691)	(37,235,467)	(813,423)	(13,064,758)
Contract charges and deductions	(488,901)	(992,340)	(37,283)	(591,416)	(2,490)	(237,780)
Surrenders	(1,856,912)	(9,660,055)	(206,982)	(2,144,374)	(61,728)	(883,424)
Other	175	483	101	4,099	22	1,227
Net Decrease in Net Assets Derived from Contract Owner Transactions	(2,206,521)	(4,721,078)	(801,468)	(39,587,562)	(867,865)	(13,996,954)
NET DECREASE IN NET ASSETS	(2,319,317)	(5,012,240)	(666,753)	(38,531,623)	(778,151)	(13,772,683)
NET ASSETS
Beginning of Year or Period	20,383,844	25,396,084	3,642,786	42,174,409	3,220,301	16,992,984
End of Year or Period	$18,064,527	$20,383,844	$2,976,033	$3,642,786	$2,442,150	$3,220,301

	High Yield Bond		Inflation Managed		Inflation Protected (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$815,419	$3,270,496	$575,627	$1,796,099	($866)	$9,049
Realized gain (loss)	25,372	496,666	5,633,684	11,248,727	(3,420)	3,171
Change in net unrealized appreciation (depreciation) on investments	732,071	(2,734,545)	(4,522,324)	(6,830,492)	14,120	(6,634)
Net Increase in Net Assets Resulting from Operations	1,572,862	1,032,617	1,686,987	6,214,334	9,834	5,586
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	49,711	376,892	49,793	754,156	89	12
Transfers between variable and fixed accounts, net	(80,222)	(14,878,798)	(475,111)	(53,431,301)	(223,389)	493,486
Contract charges and deductions	(464,889)	(754,040)	(694,284)	(1,580,491)	(278)	(523)
Surrenders	(1,165,968)	(3,051,233)	(1,509,136)	(6,205,549)	(10,092)	(4,113)
Other	147	1,412	1,050	6,882	11	16
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,661,221)	(18,305,767)	(2,627,688)	(60,456,303)	(233,659)	488,878
NET INCREASE (DECREASE) IN NET ASSETS	(88,359)	(17,273,150)	(940,701)	(54,241,969)	(223,825)	494,464
NET ASSETS
Beginning of Year or Period	26,808,303	44,081,453	34,615,529	88,857,498	494,464	—
End of Year or Period	$26,719,944	$26,808,303	$33,674,828	$34,615,529	$270,639	$494,464

(1)	Unaudited.
(2)	Operations commenced on June 28, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011
	Managed Bond		Short Duration Bond		Emerging Markets Debt (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,644,992	$3,773,322	($17,361)	$75,122	(-)
Realized gain	323,180	10,283,012	12,831	20,783	-
Change in net unrealized appreciation (depreciation) on investments	2,004,856	(10,376,353)	56,149	(42,122)	2
Net Increase in Net Assets Resulting from Operations	3,973,028	3,679,981	51,619	53,783	2
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	243,895	1,424,484	5,650	249,636	-
Transfers between variable and fixed accounts, net	(979,180)	(64,891,525)	(258,205)	(21,118,116)	122
Contract charges and deductions	(1,372,776)	(3,114,931)	(51,033)	(381,440)	-
Surrenders	(4,495,945)	(11,730,915)	(289,622)	(1,558,508)	-
Other	861	9,095	116	2,327	-
Net Increase (Decrease) in Net Assets Derived from
Contract Owner Transactions	(6,603,145)	(78,303,792)	(593,094)	(22,806,101)	122
NET INCREASE (DECREASE) IN NET ASSETS	(2,630,117)	(74,623,811)	(541,475)	(22,752,318)	124
NET ASSETS
Beginning of Year or Period	81,497,092	156,120,903	4,906,595	27,658,913	-
End of Year or Period	$78,866,975	$81,497,092	$4,365,120	$4,906,595	$124

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($49,679)	($154,585)	($51,934)	($116,393)	($30,532)	$270,690
Realized gain (loss)	458,198	373,897	33,175	(1,260,857)	266,126	4,798,997
Change in net unrealized appreciation (depreciation) on investments	160,808	(674,749)	641,737	1,049,895	121,744	(5,016,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	569,327	(455,437)	622,978	(327,355)	357,338	53,319
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,861	144,401	14,416	179,581	3,751	226,467
Transfers between variable and fixed accounts, net	(767,513)	(9,724,301)	(90,340)	(13,778,000)	(67,833)	(25,124,883)
Contract charges and deductions	(53,905)	(190,381)	(100,987)	(308,807)	(30,661)	(370,315)
Surrenders	(669,928)	(1,650,170)	(539,967)	(1,850,752)	(252,710)	(1,894,919)
Other	323	921	314	1,395	215	2,000
Net Decrease in Net Assets Derived from
Contract Owner Transactions	(1,484,162)	(11,419,530)	(716,564)	(15,756,583)	(347,238)	(27,161,650)
NET INCREASE (DECREASE) IN NET ASSETS	(914,835)	(11,874,967)	(93,586)	(16,083,938)	10,100	(27,108,331)
NET ASSETS
Beginning of Year or Period	7,904,584	19,779,551	8,160,179	24,244,117	4,668,281	31,776,612
End of Year or Period	$6,989,749	$7,904,584	$8,066,593	$8,160,179	$4,678,381	$4,668,281

(1) Unaudited.

(2) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011
	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($49,581)	$112,334	($191,986)	$768,071	($27,315)	($65,711)
Realized gain	233,314	1,745,185	1,032,605	12,213,561	511,410	1,040,933
Change in net unrealized appreciation (depreciation) on investments	379,881	(1,401,793)	3,758,161	(12,300,188)	117,890	(1,488,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	563,614	455,726	4,598,780	681,444	601,985	(513,303)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,698	142,747	159,036	585,574	7,945	44,916
Transfers between variable and fixed accounts, net	(542,214)	(10,671,544)	(768,342)	(24,122,360)	(12,359)	(1,608,897)
Contract charges and deductions	(97,051)	(379,658)	(754,622)	(2,050,503)	(49,851)	(85,950)
Surrenders	(373,170)	(2,206,560)	(2,329,014)	(7,078,538)	(178,117)	(494,916)
Other	297	1,357	(98)	3,899	133	(3)
Net Decrease in Net Assets Derived from
Contract Owner Transactions	(997,440)	(13,113,658)	(3,693,040)	(32,661,928)	(232,249)	(2,144,850)
NET INCREASE (DECREASE) IN NET ASSETS	(433,826)	(12,657,932)	905,740	(31,980,484)	369,736	(2,658,153)
NET ASSETS
Beginning of Year or Period	8,030,009	20,687,941	53,489,489	85,469,973	3,874,223	6,532,376
End of Year or Period	$7,596,183	$8,030,009	$54,395,229	$53,489,489	$4,243,959	$3,874,223

	Growth LT		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($291,167)	($224,098)	($23,146)	($138,642)	($86,601)	$690,442
Realized gain	22,040,875	7,937,018	640,274	4,324,999	413,147	6,399,338
Change in net unrealized appreciation (depreciation) on investments	(16,380,987)	(12,630,906)	(270,783)	(3,937,141)	855,351	(5,138,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,368,721	(4,917,986)	346,345	249,216	1,181,897	1,951,096
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	225,519	517,143	13,877	149,966	48,760	455,260
Transfers between variable and fixed accounts, net	(1,495,938)	(15,614,006)	234,380	(14,903,236)	(215,135)	(35,843,646)
Contract charges and deductions	(868,939)	(1,501,260)	(19,668)	(228,249)	(209,037)	(818,951)
Surrenders	(2,590,549)	(6,670,463)	(135,530)	(1,093,350)	(635,955)	(3,241,428)
Other	1,155	6,471	312	1,209	369	(189)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,728,752)	(23,262,115)	93,371	(16,073,660)	(1,010,998)	(39,448,954)
NET INCREASE (DECREASE) IN NET ASSETS	639,969	(28,180,101)	439,716	(15,824,444)	170,899	(37,497,858)
NET ASSETS
Beginning of Year or Period	58,721,370	86,901,471	3,315,272	19,139,716	13,640,446	51,138,304
End of Year or Period	$59,361,339	$58,721,370	$3,754,988	$3,315,272	$13,811,345	$13,640,446

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,156)	$6,518	($428,589)	($128,230)	($94,515)	($195,540)

Realized gain	181,481	2,275,693	3,359,226	6,098,503	3,190,537	8,729,410

Change in net unrealized appreciation (depreciation) on investments	(67,883)	(2,144,339)	2,624,945	(6,857,268)	(2,702,818)	(9,519,874)

Net Increase (Decrease) in Net Assets Resulting from Operations	105,442	137,872	5,555,582	(886,995)	393,204	(986,004)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,229	205,846	225,033	576,670	24,240	263,694

Transfers between variable and fixed accounts, net	(54,506)	(19,232,492)	(1,288,853)	(14,344,530)	(129,065)	(21,353,211)

Contract charges and deductions	(3,026)	(236,695)	(882,980)	(2,629,543)	(176,487)	(439,337)

Surrenders	(31,808)	(1,109,980)	(3,022,280)	(7,503,501)	(776,410)	(2,690,676)

Other	(51)	1,648	363	358	300	162

Net Decrease in Net Assets Derived from Contract Owner Transactions	(82,162)	(20,371,673)	(4,968,717)	(23,900,546)	(1,057,422)	(24,219,368)

NET INCREASE (DECREASE) IN NET ASSETS	23,280	(20,233,801)	586,865	(24,787,541)	(664,218)	(25,205,372)

NET ASSETS
Beginning of Year or Period	1,189,768	21,423,569	66,202,453	90,989,994	14,926,065	40,131,437

End of Year or Period	$1,213,048	$1,189,768	$66,789,318	$66,202,453	$14,261,847	$14,926,065

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($58,331)	($221,456)	($4,893)	$334,399	($8,969)	($1,429)

Realized gain	2,538,810	8,273,186	63,147	5,219,373	82,097	2,662,852

Change in net unrealized depreciation on investments	(1,994,203)	(8,240,290)	(38,450)	(5,266,205)	(30,916)	(2,852,173)

Net Increase (Decrease) in Net Assets Resulting from Operations	486,276	(188,560)	19,804	287,567	42,212	(190,750)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,011	234,238	4,164	132,693	387	106,633

Transfers between variable and fixed accounts, net	(855,445)	(14,295,156)	129,496	(15,172,128)	(106,384)	(11,334,487)

Contract charges and deductions	(46,641)	(286,565)	(5,203)	(197,183)	(22,674)	(114,872)

Surrenders	(427,842)	(1,700,399)	(76,632)	(911,210)	(34,329)	(651,675)

Other	(403)	(52)	(30)	1,261	(27)	1,335

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,311,320)	(16,047,934)	51,795	(16,146,567)	(163,027)	(11,993,066)

NET INCREASE (DECREASE) IN NET ASSETS	(825,044)	(16,236,494)	71,599	(15,859,000)	(120,815)	(12,183,816)

NET ASSETS
Beginning of Year or Period	9,099,661	25,336,155	703,010	16,562,010	1,364,385	13,548,201

End of Year or Period	$8,274,617	$9,099,661	$774,609	$703,010	$1,243,570	$1,364,385

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011
	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($55,239)	($160,946)	($70,161)	($103,162)	($31,416)	$28,760
Realized gain	1,466,849	3,834,539	433,519	863,850	709,256	2,717,957
Change in net unrealized appreciation (depreciation) on investments	(873,114)	(3,952,601)	543,038	(1,522,578)	(605,945)	(2,499,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	538,496	(279,008)	906,396	(761,890)	71,895	247,190
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,186	84,912	13,678	133,474	13,688	121,423
Transfers between variable and fixed accounts, net	(522,949)	(6,566,778)	36,222	(2,145,543)	(274,583)	(7,604,967)
Contract charges and deductions	(94,453)	(223,834)	(197,975)	(191,827)	(60,164)	(129,250)
Surrenders	(503,068)	(1,307,533)	(594,471)	(1,728,704)	(383,630)	(927,170)
Other	334	(352)	172	(1,051)	36	(380)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,107,950)	(8,013,585)	(742,374)	(3,933,651)	(704,653)	(8,540,344)
NET INCREASE (DECREASE) IN NET ASSETS	(569,454)	(8,292,593)	164,022	(4,695,541)	(632,758)	(8,293,154)
NET ASSETS
Beginning of Year or Period	8,626,275	16,918,868	11,925,516	16,621,057	6,018,034	14,311,188
End of Year or Period	$8,056,821	$8,626,275	$12,089,538	$11,925,516	$5,385,276	$6,018,034

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($39,994)	($66,094)	($55,539)	($153,532)	($14,851)	($39,008)
Realized gain	356,207	281,511	592,347	2,724,557	200,846	686,088
Change in net unrealized appreciation (depreciation) on investments	927,362	270,999	613,490	(1,861,980)	(70,134)	(850,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,243,575	486,416	1,150,298	709,045	115,861	(203,048)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,929	31,500	19,002	98,461	2,767	36,649
Transfers between variable and fixed accounts, net	498,572	352,903	(105,533)	(6,232,470)	168,193	(879,272)
Contract charges and deductions	(60,600)	(67,521)	(98,973)	(277,507)	(23,572)	(103,153)
Surrenders	(372,002)	(449,219)	(392,849)	(979,242)	(136,016)	(259,681)
Other	56	(1,238)	344	(484)	(9)	(1,291)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	80,955	(133,575)	(578,009)	(7,391,242)	11,363	(1,206,748)
NET INCREASE (DECREASE) IN NET ASSETS	1,324,530	352,841	572,289	(6,682,197)	127,224	(1,409,796)
NET ASSETS
Beginning of Year or Period	5,546,915	5,194,074	8,441,163	15,123,360	2,076,604	3,486,400
End of Year or Period	$6,871,445	$5,546,915	$9,013,452	$8,441,163	$2,203,828	$2,076,604

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($116,289)	$147,759	($75,713)	$525,715	($5,991)	$334,096
Realized gain (loss)	2,118,714	12,499,555	151,107	2,459,879	(11,069)	(53,385)
Change in net unrealized appreciation (depreciation) on investments	(720,598)	(18,062,818)	638,465	(4,262,740)	48,467	(299,600)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,281,827	(5,415,504)	713,859	(1,277,146)	31,407	(18,889)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	49,141	209,444	23,031	307,273	2,670	88,903
Transfers between variable and fixed accounts, net	474,572	(18,638,341)	(429,158)	(26,115,313)	(6,925)	(11,338,292)
Contract charges and deductions	(195,201)	(640,216)	(125,331)	(521,070)	(1,354)	(123,025)
Surrenders	(915,067)	(2,659,230)	(757,540)	(2,759,106)	(60,952)	(640,762)
Other	261	1,217	594	1,383	34	646
Net Decrease in Net Assets Derived from Contract Owner Transactions	(586,294)	(21,727,126)	(1,288,404)	(29,086,833)	(66,527)	(12,012,530)
NET INCREASE (DECREASE) IN NET ASSETS	695,533	(27,142,630)	(574,545)	(30,363,979)	(35,120)	(12,031,419)
NET ASSETS
Beginning of Year or Period	17,193,756	44,336,386	11,947,484	42,311,463	931,632	12,963,051
End of Year or Period	$17,889,289	$17,193,756	$11,372,939	$11,947,484	$896,512	$931,632

	International Value		American Funds Asset Allocation		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$51,692	$3,076,056	($3,764)	$27,582	($5,183)	$12,791
Realized gain (loss)	(429,053)	(756,840)	39,894	(4,767)	30,729	55,131
Change in net unrealized appreciation (depreciation) on investments	1,390,430	(7,867,203)	111,927	(43,756)	7,169	(50,776)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,069	(5,547,987)	148,057	(20,941)	32,715	17,146
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	94,192	450,048	3,360	2,208	90	32,539
Transfers between variable and fixed accounts, net	519,067	(16,172,657)	1,849,116	114,515	(71,817)	39,893
Contract charges and deductions	(477,977)	(957,184)	(5,574)	(24,824)	(1,219)	(2,340)
Surrenders	(1,420,881)	(4,821,181)	(25,579)	(72,792)	(44,103)	(81,665)
Other	(315)	1,568	(81)	(58)	5	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,285,914)	(21,499,406)	1,821,242	19,049	(117,044)	(11,575)
NET INCREASE (DECREASE) IN NET ASSETS	(272,845)	(27,047,393)	1,969,299	(1,892)	(84,329)	5,571
NET ASSETS
Beginning of Year or Period	32,630,746	59,678,139	1,272,656	1,274,548	958,115	952,544
End of Year or Period	$32,357,901	$32,630,746	$3,241,955	$1,272,656	$873,786	$958,115

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (1)	Period Ended December 31, 2011
	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($18,751)	$31,763	($16,110)	$12,835	($328,848)	$123,755
Realized gain (loss)	47,233	48,710	47,920	26,938	237,664	(27,816)
Change in net unrealized appreciation (depreciation) on investments	104,304	(103,499)	103,765	(138,014)	2,539,690	37,072
Net Increase (Decrease) in Net Assets Resulting from Operations	132,786	(23,026)	135,575	(98,241)	2,448,506	133,011
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	603	570,363	6,577	42,647	372,105	294,677
Transfers between variable and fixed accounts, net	360,704	846,708	55,680	1,125,781	(4,710,936)	57,578,017
Contract charges and deductions	(3,271)	(4,231)	(4,137)	(5,888)	(686,664)	(333,828)
Surrenders	(96,864)	(692,895)	(67,420)	(263,550)	(994,273)	(1,668,782)
Other	(22)	16,144	(5)	(387)	369	(5,713)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	261,150	736,089	(9,305)	898,603	(6,019,399)	55,864,371
NET INCREASE (DECREASE) IN NET ASSETS	393,936	713,063	126,270	800,362	(3,570,893)	55,997,382
NET ASSETS
Beginning of Year or Period	2,625,781	1,912,718	2,438,039	1,637,677	55,997,382	-
End of Year or Period	$3,019,717	$2,625,781	$2,564,309	$2,438,039	$52,426,489	$55,997,382

	Portfolio Optimization Moderate-Conservative (3)		Portfolio Optimization Moderate (3)		Portfolio Optimization Growth (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($415,545)	$62,924	($1,136,875)	$39,936	($757,740)	($152,721)
Realized gain (loss)	108,532	(309,888)	90,442	(725,238)	160,787	(637,999)
Change in net unrealized appreciation (depreciation) on investments	3,760,478	(927,658)	11,024,754	(4,772,477)	7,717,700	(4,958,426)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,453,465	(1,174,622)	9,978,321	(5,457,779)	7,120,747	(5,749,146)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,172,672	195,866	1,345,554	1,535,826	658,103	1,083,376
Transfers between variable and fixed accounts, net	2,155,258	68,862,589	6,017,714	188,812,170	(4,507,860)	129,772,903
Contract charges and deductions	(1,610,819)	(580,110)	(2,239,029)	(1,723,771)	(454,863)	(1,756,814)
Surrenders	(2,587,655)	(2,587,766)	(6,782,495)	(9,108,049)	(3,783,230)	(5,528,440)
Other	(662)	(5,610)	19,483	(19,569)	(1,341)	(12,751)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(871,206)	65,884,969	(1,638,773)	179,496,607	(8,089,191)	123,558,274
NET INCREASE (DECREASE) IN NET ASSETS	2,582,259	64,710,347	8,339,548	174,038,828	(968,444)	117,809,128
NET ASSETS
Beginning of Period	64,710,347	-	174,038,828	-	117,809,128	-
End of Period	$67,292,606	$64,710,347	$182,378,376	$174,038,828	$116,840,684	$117,809,128

(1)	Unaudited.
(2)	Operations commenced on May 5, 2011.
(3)	Operations commenced on May 3, 2011.
(4)	Operations commenced on May 12, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011
	Portfolio Optimization Aggressive-Growth (2)		Invesco V.I. Balanced-Risk Allocation Series II		AllianceBernstein VPS Balanced Wealth Strategy Class B
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($302,214)	($99,440)	($44,642)	($19,024)	($11,566)	$27,592
Realized gain (loss)	48,608	(284,207)	(4,975)	47,328	8,986	5,693
Change in net unrealized appreciation (depreciation) on investments	3,348,233	(2,811,889)	334,268	85,846	96,106	(141,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,094,627	(3,195,536)	284,651	114,150	93,526	(107,810)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	243,110	152,675	293,807	62,279	346	679
Transfers between variable and fixed accounts, net	(800,992)	52,945,092	1,041,809	5,940,208	25,443	(366,914)
Contract charges and deductions	(210,474)	(227,804)	(13,868)	(10,106)	(3,819)	(15,577)
Surrenders	(2,435,694)	(2,776,943)	(167,539)	(88,142)	(125,536)	(361,390)
Other	(234)	(7,585)	(989)	(265)	2	31
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,204,284)	50,085,435	1,153,220	5,903,974	(103,564)	(743,171)
NET INCREASE (DECREASE) IN NET ASSETS	(109,657)	46,889,899	1,437,871	6,018,124	(10,038)	(850,981)
NET ASSETS
Beginning of Year or Period	46,889,899	-	6,283,686	265,562	1,806,737	2,657,718
End of Year or Period	$46,780,242	$46,889,899	$7,721,557	$6,283,686	$1,796,699	$1,806,737

	BlackRock Global Allocation V.I. Class III		Fidelity VIP FundsManager 60% Service Class 2 (3)		Franklin Templeton VIP Founding Funds Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($118,467)	$199,717	($77)		$32,517	($21,335)
Realized gain (loss)	(26,257)	464,343	(22)		3,955	19,909
Change in net unrealized appreciation (depreciation) on investments	673,524	(1,635,506)	(957)		26,628	(47,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	528,800	(971,446)	(1,056)		63,100	(48,917)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	42,772	174,199	-		12,572	3,980
Transfers between variable and fixed accounts, net	481,661	2,526,542	41,674		8,012	44,765
Contract charges and deductions	(35,313)	(504,954)	(5)		(3,929)	(16,470)
Surrenders	(1,087,490)	(2,260,426)	(591)		(58,677)	(309,087)
Other	(16)	208	(1)		-	8
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(598,386)	(64,431)	41,077		(42,022)	(276,804)
NET INCREASE (DECREASE) IN NET ASSETS	(69,586)	(1,035,877)	40,021		21,078	(325,721)
NET ASSETS
Beginning of Year or Period	18,416,074	19,451,951	-		1,483,459	1,809,180
End of Year or Period	$18,346,488	$18,416,074	$40,021		$1,504,537	$1,483,459

(1) Unaudited.

(2) Operations commenced on June 24, 2011.

(3) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Period Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	GE Investments Total Return Class 3		MFS Total Return Series - Service Class (2)		PIMCO Global Multi-Asset - Advisor Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,597)	$4,198	($545)	$327	$29,746	$14,339

Realized gain (loss)	52	(5,590)	(1,243)	(20)	(11,135)	(1,209)

Change in net unrealized appreciation (depreciation) on investments	64,913	(58,299)	5,019	(1,032)	21,668	(108,367)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,368	(59,691)	3,231	(725)	40,279	(95,237)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,936	11,553	67	-	9,186	12,188

Transfers between variable and fixed accounts, net	(373,562)	265,979	176,053	35,300	50,068	1,281,710

Contract charges and deductions	(48,852)	(20,314)	(84)	(24)	(3,002)	(19,025)

Surrenders	(21,819)	(31,678)	(36,783)	(107)	(129,139)	(133,060)

Other	16	(62)	(5)	(1)	12	(193)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(442,281)	225,478	139,248	35,168	(72,875)	1,141,620

NET INCREASE (DECREASE) IN NET ASSETS	(382,913)	165,787	142,479	34,443	(32,596)	1,046,383

NET ASSETS
Beginning of Year or Period	1,225,235	1,059,448	34,443	-	2,582,560	1,536,177

End of Year or Period	$842,322	$1,225,235	$176,922	$34,443	$2,549,964	$2,582,560

(1) Unaudited.

(2) Operations commenced on May 9, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Cash Management
01/01/2012 - 06/30/2012 (Unaudited) (5)	$15.53	1,163,266	$18,064,527	0.00%	1.25%	(0.62%)
2011	15.63	1,304,507	20,383,844	0.00%	1.25%	(1.24%)
2010	15.82	1,605,133	25,396,084	0.01%	1.25%	(1.29%)
2009	16.03	1,798,904	28,835,154	0.23%	1.25%	(1.07%)
2008	16.20	3,663,027	59,353,275	2.15%	1.25%	1.09%
2007	16.03	2,682,844	43,002,363	4.75%	1.25%	3.68%
Diversified Bond
01/01/2012 - 06/30/2012 (Unaudited)	$12.45	239,126	$2,976,033	1.58%	1.25%	3.96%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
2009	10.72	3,157,660	33,859,752	3.55%	1.25%	12.72%
2008	9.51	3,278,293	31,187,066	3.72%	1.25%	(8.95%)
2007	10.45	3,946,195	41,231,192	4.92%	1.25%	0.05%
Floating Rate Loan
01/01/2012 - 06/30/2012 (Unaudited)	$9.23	264,560	$2,442,150	3.77%	1.25%	3.16%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
2009	8.34	1,930,879	16,110,114	4.68%	1.25%	22.76%
2008	6.80	1,721,223	11,697,869	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738,050	16,912,973	6.40%	1.25%	(2.70%)
High Yield Bond
01/01/2012 - 06/30/2012 (Unaudited)	$38.61	692,015	$26,719,944	7.13%	1.25%	5.92%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
2009	31.56	1,498,986	47,305,416	8.04%	1.25%	38.14%
2008	22.85	1,378,858	31,500,916	8.04%	1.25%	(23.17%)
2007	29.73	1,623,044	48,259,379	7.53%	1.25%	1.16%
Inflation Managed
01/01/2012 - 06/30/2012 (Unaudited)	$39.10	861,264	$33,674,828	4.63%	1.25%	5.06%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
2009	31.36	2,894,117	90,764,171	3.98%	1.25%	19.30%
2008	26.29	3,358,151	88,278,356	2.70%	1.25%	(10.47%)
2007	29.36	4,293,823	126,072,713	4.26%	1.25%	8.76%
Inflation Protected
01/01/2012 - 06/30/2012 (Unaudited)	$11.02	24,551	$270,639	0.76%	1.25%	2.84%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
01/01/2012 - 06/30/2012 (Unaudited)	$39.73	1,985,064	$78,866,975	5.39%	1.25%	5.08%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
2009	34.26	4,069,186	139,414,784	6.63%	1.25%	19.51%
2008	28.67	4,580,948	131,330,181	4.17%	1.25%	(2.93%)
2007	29.53	5,735,300	169,383,624	4.42%	1.25%	7.18%
Short Duration Bond
01/01/2012 - 06/30/2012 (Unaudited)	$11.03	395,808	$4,365,120	0.51%	1.25%	1.07%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
2009	10.73	2,392,610	25,662,985	2.93%	1.25%	7.31%
2008	10.00	2,810,122	28,088,536	3.60%	1.25%	(6.27%)
2007	10.66	3,327,710	35,488,279	4.44%	1.25%	3.16%
Emerging Markets Debt (6)
05/15/2012 - 06/30/2012 (Unaudited)	$9.97	12	124	0.00%	1.25%	1.39%
American Funds Growth
01/01/2012 - 06/30/2012 (Unaudited)	$12.69	550,594	$6,989,749	0.00%	1.25%	7.32%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010 (5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%
2009	10.76	1,953,330	21,010,534	0.11%	1.25%	37.14%
2008	7.84	3,215,702	25,221,671	0.56%	1.25%	(44.88%)
2007	14.23	2,856,251	40,645,333	0.41%	1.25%	10.53%
American Funds Growth-Income
01/01/2012 - 06/30/2012 (Unaudited)	$11.48	702,716	$8,066,593	0.00%	1.25%	7.58%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010 (5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%
2009	10.08	2,722,673	27,441,185	1.18%	1.25%	29.11%
2008	7.81	3,136,495	24,483,770	1.18%	1.25%	(38.85%)
2007	12.77	4,143,632	52,896,134	1.20%	1.25%	3.35%

See Notes to Financial Statements	See explanation of references on page F-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Comstock
01/01/2012 - 06/30/2012 (Unaudited)	$10.70	437,173	$4,678,381	0.00%	1.25%	7.74%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
2009	9.01	3,551,562	32,009,797	1.41%	1.25%	27.08%
2008	7.09	3,635,891	25,787,383	1.79%	1.25%	(37.58%)
2007	11.36	5,083,861	57,764,567	1.35%	1.25%	(4.22%)
Dividend Growth
01/01/2012 - 06/30/2012 (Unaudited)	$12.16	624,882	$7,596,183	0.00%	1.25%	7.07%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
2009	10.18	1,309,439	13,325,042	1.39%	1.25%	30.76%
2008	7.78	2,384,303	18,555,955	0.94%	1.25%	(39.83%)
2007	12.93	3,550,880	45,926,192	0.67%	1.25%	(0.07%)
Equity Index
01/01/2012 - 06/30/2012 (Unaudited)	$40.84	1,332,021	$54,395,229	0.55%	1.25%	8.66%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
2009	32.96	3,139,035	103,465,005	1.78%	1.25%	24.79%
2008	26.41	2,916,584	77,034,251	1.83%	1.25%	(38.13%)
2007	42.69	3,209,034	136,997,613	1.68%	1.25%	3.91%
Focused 30
01/01/2012 - 06/30/2012 (Unaudited)	$12.32	344,583	$4,243,959	0.00%	1.25%	15.41%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
2009	10.98	929,056	10,201,671	0.00%	1.25%	48.56%
2008	7.39	1,498,953	11,079,086	0.05%	1.25%	(50.76%)
2007	15.01	1,826,344	27,415,419	0.41%	1.25%	30.20%
Growth LT
01/01/2012 - 06/30/2012 (Unaudited)	$37.10	1,600,183	$59,361,339	0.31%	1.25%	9.05%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
2009	33.38	2,733,071	91,223,474	1.06%	1.25%	35.58%
2008	24.62	3,139,764	77,296,297	0.48%	1.25%	(41.69%)
2007	42.22	3,692,229	155,881,784	0.41%	1.25%	14.18%
Large-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$7.39	508,066	$3,754,988	0.00%	1.25%	10.51%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
2009	5.92	3,284,127	19,455,329	0.07%	1.25%	38.75%
2008	4.27	2,072,705	8,849,310	0.00%	1.25%	(51.09%)
2007	8.73	2,783,856	24,301,984	0.00%	1.25%	20.11%
Large-Cap Value
01/01/2012 - 06/30/2012 (Unaudited)	$15.10	914,561	$13,811,345	0.00%	1.25%	8.92%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
2009	12.44	4,475,859	55,701,254	2.07%	1.25%	21.60%
2008	10.23	4,201,223	42,995,694	1.63%	1.25%	(35.61%)
2007	15.89	4,957,403	78,789,844	1.08%	1.25%	2.25%
Long/Short Large-Cap
01/01/2012 - 06/30/2012 (Unaudited)	$9.54	127,172	$1,213,048	0.00%	1.25%	8.50%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%
2009	8.25	2,434,755	20,077,823	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,695,846	11,100,938	0.88%	1.25%	(34.54%)
Main Street Core
01/01/2012 - 06/30/2012 (Unaudited)	$34.95	1,911,237	$66,789,318	0.00%	1.25%	8.33%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
2009	28.34	2,281,914	64,672,468	1.44%	1.25%	27.75%
2008	22.19	2,955,344	65,564,339	1.26%	1.25%	(39.63%)
2007	36.75	3,708,443	136,281,878	1.10%	1.25%	3.09%
Mid-Cap Equity
01/01/2012 - 06/30/2012 (Unaudited)	$21.84	652,866	$14,261,847	0.00%	1.25%	2.44%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%
2009	18.71	2,171,221	40,631,358	0.98%	1.25%	37.92%
2008	13.57	3,968,767	53,850,597	1.45%	1.25%	(39.76%)
2007	22.52	4,808,767	108,310,207	0.67%	1.25%	(3.37%)

See Notes to Financial Statements	See explanation of references on page F-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Mid-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$10.00	827,306	$8,274,617	0.00%	1.25%	5.42%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
2009	7.91	2,714,633	21,485,026	0.35%	1.25%	57.35%
2008	5.03	2,455,481	12,350,787	0.10%	1.25%	(49.00%)
2007	9.86	3,804,403	37,523,530	0.44%	1.25%	21.38%
Mid-Cap Value
01/01/2012 - 06/30/2012 (Unaudited)	$15.27	50,730	$774,609	0.00%	1.25%	4.34%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,251,900	16,432,926	1.00%	1.25%	31.26%
Small-Cap Equity
01/01/2012 - 06/30/2012 (Unaudited)	$15.24	81,574	$1,243,570	0.00%	1.25%	2.22%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
2009	13.18	792,321	10,439,659	0.69%	1.25%	28.60%
2008	10.25	954,808	9,782,862	0.56%	1.25%	(27.03%)
2007	14.04	584,767	8,211,036	0.23%	1.25%	4.71%
Small-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$12.90	624,623	$8,056,821	0.00%	1.25%	6.20%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
2009	10.20	1,608,775	16,406,069	0.00%	1.25%	45.61%
2008	7.00	1,997,598	13,990,487	0.00%	1.25%	(47.77%)
2007	13.41	2,154,833	28,895,547	0.00%	1.25%	13.66%
Small-Cap Index
01/01/2012 - 06/30/2012 (Unaudited)	$17.63	685,819	$12,089,538	0.11%	1.25%	7.54%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
2009	13.92	1,057,562	14,722,923	1.14%	1.25%	26.60%
2008	11.00	1,322,595	14,544,121	1.58%	1.25%	(35.84%)
2007	17.14	2,539,194	43,520,135	1.25%	1.25%	(3.24%)
Small-Cap Value
01/01/2012 - 06/30/2012 (Unaudited)	$23.52	228,976	$5,385,276	0.19%	1.25%	1.02%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
2009	18.61	693,576	12,910,736	2.41%	1.25%	25.60%
2008	14.82	838,316	12,424,480	2.41%	1.25%	(29.12%)
2007	20.91	889,600	18,600,853	1.58%	1.25%	1.85%
Health Sciences
01/01/2012 - 06/30/2012 (Unaudited)	$18.95	362,546	$6,871,445	0.00%	1.25%	21.99%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
2009	11.54	317,079	3,658,365	0.12%	1.25%	25.65%
2008	9.18	363,465	3,337,595	0.96%	1.25%	(29.06%)
2007	12.94	568,583	7,359,537	0.00%	1.25%	15.02%
Real Estate
01/01/2012 - 06/30/2012 (Unaudited)	$39.01	231,081	$9,013,452	0.00%	1.25%	13.81%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
2009	25.36	568,251	14,413,581	2.06%	1.25%	30.63%
2008	19.42	650,259	12,626,429	3.20%	1.25%	(40.74%)
2007	32.76	931,641	30,524,614	0.89%	1.25%	(17.21%)
Technology
01/01/2012 - 06/30/2012 (Unaudited)	$6.07	362,974	$2,203,828	0.00%	1.25%	6.55%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
2009	5.06	718,684	3,633,723	0.00%	1.25%	50.68%
2008	3.36	451,193	1,514,016	0.11%	1.25%	(52.24%)
2007	7.03	931,813	6,546,799	0.06%	1.25%	21.50%
Emerging Markets
01/01/2012 - 06/30/2012 (Unaudited)	$28.72	622,856	$17,889,289	0.00%	1.25%	7.39%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%
2009	26.32	1,586,387	41,746,577	0.88%	1.25%	82.50%
2008	14.42	1,943,063	28,017,809	1.42%	1.25%	(48.34%)
2007	27.91	2,556,224	71,343,843	1.05%	1.25%	31.43%
International Large-Cap
01/01/2012 - 06/30/2012 (Unaudited)	$9.96	1,141,418	$11,372,939	0.00%	1.25%	5.63%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
2009	9.75	4,715,557	45,970,234	1.53%	1.25%	31.95%
2008	7.39	6,009,876	44,401,090	2.00%	1.25%	(36.16%)
2007	11.57	7,345,084	84,998,829	1.31%	1.25%	7.90%

See Notes to Financial Statements	See explanation of references on page F-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
International Small-Cap
01/01/2012 - 06/30/2012 (Unaudited)	$7.68	116,753	$896,512	0.00%	1.25%	3.25%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%	)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
2009	6.96	1,681,809	11,706,762	1.38%	1.25%	28.66%
2008	5.41	1,758,815	9,515,505	1.99%	1.25%	(48.49%	)
2007	10.50	1,962,181	20,609,572	1.06%	1.25%	3.42%
International Value
01/01/2012 - 06/30/2012 (Unaudited)	$14.10	2,294,292	$32,357,901	1.55%	1.25%	3.02%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%	)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
2009	15.71	4,493,350	70,594,800	2.09%	1.25%	26.41%
2008	12.43	5,942,024	73,849,548	2.66%	1.25%	(48.43%	)
2007	24.10	6,913,647	166,632,829	1.91%	1.25%	4.92%
American Funds Asset Allocation
01/01/2012 - 06/30/2012 (Unaudited)	$15.15	214,023	$3,241,955	0.76%	1.25%	7.01%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%	)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71,185	913,637	2.64%	1.25%	25.86%
Pacific Dynamix - Conservative Growth
01/01/2012 - 06/30/2012 (Unaudited)	$13.05	66,973	$873,786	0.00%	1.25%	4.02%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	32,676	370,226	4.97%	1.25%	12.67%
Pacific Dynamix - Moderate Growth
01/01/2012 - 06/30/2012 (Unaudited)	$13.63	221,476	$3,019,717	0.00%	1.25%	4.81%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%	)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46,388	550,183	4.63%	1.25%	7.39%
Pacific Dynamix - Growth
01/01/2012 - 06/30/2012 (Unaudited) (5)	$14.18	180,848	$2,564,309	0.00%	1.25%	5.53%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%	)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27,389	337,729	1.32%	1.25%	20.04%
Portfolio Optimization Conservative
01/01/2012 - 06/30/2012 (Unaudited) (5)	$10.32	5,081,707	$52,426,489	0.00%	1.25%	4.57%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%	)
Portfolio Optimization Moderate-Conservative
01/01/2012 - 06/30/2012 (Unaudited) (5)	$10.10	6,660,529	$67,292,606	0.00%	1.25%	5.30%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%	)
Portfolio Optimization Moderate
01/01/2012 - 06/30/2012 (Unaudited) (5)	$9.86	18,503,706	$182,378,376	0.00%	1.25%	5.73%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%	)
Portfolio Optimization Growth
01/01/2012 - 06/30/2012 (Unaudited) (5)	$9.61	12,152,602	$116,840,684	0.00%	1.25%	6.06%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%	)
Portfolio Optimization Aggressive-Growth
01/01/2012 - 06/30/2012 (Unaudited) (5)	$9.36	4,995,532	$46,780,242	0.00%	1.25%	6.55%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%	)
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2012 - 06/30/2012 (Unaudited)	$15.56	496,141	$7,721,557	0.00%	1.25%	4.49%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17,071	215,595	4.54%	1.25%	25.09%
AllianceBernstein VPS Balanced Wealth Strategy Class B
01/01/2012 - 06/30/2012 (Unaudited)	$9.54	188,345	$1,796,699	0.00%	1.25%	5.18%
2011	9.07	199,208	1,806,737	2.43%	1.25%	(4.26%	)
2010	9.47	280,558	2,657,718	2.57%	1.25%	8.93%
2009	8.70	298,482	2,595,777	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	209,573	1,482,909	2.66%	1.25%	(29.69%	)
BlackRock Global Allocation V.I. Class III
01/01/2012 - 06/30/2012 (Unaudited)	$10.02	1,830,832	$18,346,488	0.00%	1.25%	2.82%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%	)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
2009	9.45	1,853,531	17,510,800	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	834,774	6,604,129	2.40%	1.25%	(20.89%	)
Fidelity VIP FundsManager 60% Service Class 2 (6)
05/02/2012 - 06/30/2012 (Unaudited)	$9.75	4,106	$40,021	0.00%	1.25%	(2.53%	)

See Notes to Financial Statements	See explanation of references on page F-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Franklin Templeton VIP Founding Funds Allocation Class 4
01/01/2012 - 06/30/2012 (Unaudited)	$9.35	160,845	$1,504,537	5.50%	1.25%	4.21%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%	)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
2009	8.49	199,163	1,690,857	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109,324	722,576	3.04%	1.25%	(34.26%	)
GE Investments Total Return Class 3
01/01/2012 - 06/30/2012 (Unaudited)	$13.64	61,751	$842,322	0.00%	1.25%	5.36%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%	)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	20,734	259,693	3.64%	1.25%	28.72%
MFS Total Return Series - Service Class
01/01/2012 - 06/30/2012 (Unaudited)	$9.94	17,799	$176,922	0.00%	1.25%	4.48%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%	)
PIMCO Global Multi-Asset - Advisor Class
01/01/2012 - 06/30/2012 (Unaudited)	$10.55	241,615	$2,549,964	3.47%	1.25%	1.45%
2011	10.40	248,260	2,582,560	1.86%	1.25%	(3.02%	)
05/12/2010 - 12/31/2010	10.73	143,217	1,536,177	5.78%	1.25%	9.10%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2012 is comprised of fifty-two subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS Variable Insurance Trust, and PIMCO Variable Insurance Trust (collectively, the “Funds”). Fifty-one of the fifty-two Variable Accounts are presented in the Schedule of Investments in Section E of this brochure. The First Trust Variable Insurance Trust Variable Account (see below) had no investments as of June 30, 2012 and therefore is not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) three new Variable Accounts during 2012: the Emerging Markets Debt, Fidelity VIP FundsManager 60% Service Class 2, and First Trust/Dow Jones Dividend & Income Allocation Variable Accounts. The Emerging Markets Debt and Fidelity VIP FundsManager 60% Service Class 2 Variable Accounts commenced operations on May 15, 2012, and May 2, 2012, respectively. The First Trust/Dow Jones Dividend & Income Allocation Variable Account had not commenced operations as of June 30, 2012.

Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) in 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The net assets of the Invesco V.I. Global Multi-Asset Fund Series II, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco Balanced-Risk Allocation Series II, the underlying portfolio for the Invesco Balanced-Risk Allocation Series II Variable Account (the “Reorganization”). The Reorganization took place on April 29, 2011. In connection with the Reorganization, a total of 30,411 outstanding accumulation units (valued at $449,400) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 31,949 accumulation units with equal value of the Invesco Balanced-Risk Allocation Series II Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders, and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 1.00% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2012, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$4,141,029	$6,460,327	Small-Cap Equity	$414,258	$520,595
Diversified Bond	738,023	1,508,556	Small-Cap Growth	1,963,345	1,953,889
Floating Rate Loan	145,926	981,331	Small-Cap Index	705,171	1,321,010
High Yield Bond	2,446,624	3,292,685	Small-Cap Value	908,927	1,016,699
Inflation Managed	7,121,062	3,703,483	Health Sciences	1,025,280	636,288
Inflation Protected	43,899	277,302	Real Estate	644,443	869,839
Managed Bond	2,993,374	7,864,044	Technology	625,575	433,689
Short Duration Bond	248,129	858,702	Emerging Markets	3,353,189	2,073,217
Emerging Markets Debt (1)	122	-	International Large-Cap	186,562	1,551,230
American Funds Growth	435,670	1,969,822	International Small-Cap	98,714	171,277
American Funds Growth-Income	265,804	1,034,566	International Value	903,543	2,137,993
Comstock	567,384	703,657	American Funds Asset Allocation	1,904,978	46,645
Dividend Growth	524,954	1,402,390	Pacific Dynamix - Conservative Growth	175,334	263,338
Equity Index	498,060	4,383,698	Pacific Dynamix - Moderate Growth	523,515	227,494
Focused 30	1,075,671	898,682	Pacific Dynamix - Growth	141,136	115,682
Growth LT	21,512,591	5,519,735	Portfolio Optimization Conservative	3,082,477	9,370,334
Large-Cap Growth	1,382,936	650,515	Portfolio Optimization Moderate-Conservative	5,298,915	6,574,631
Large-Cap Value	835,375	1,579,761	Portfolio Optimization Moderate	11,433,760	14,208,361
Long/Short Large-Cap	293,373	213,693	Portfolio Optimization Growth	855,856	9,702,269
Main Street Core	3,101,275	5,519,891	Portfolio Optimization Aggressive-Growth	384,597	3,890,861
Mid-Cap Equity	3,384,800	1,501,661	Invesco V.I. Balanced-Risk Allocation Series II	1,780,786	672,141
Mid-Cap Growth	3,352,446	2,786,134	AllianceBernstein VPS Balanced Wealth
Mid-Cap Value	308,086	187,990	Strategy Class B	48,705	163,837

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
BlackRock Global Allocation V.I. Class III	$1,431,879	$2,148,713	GE Investments Total Return Class 3	$42,295	$490,189
			MFS Total Return Series - Service Class	193,359	54,651
Fidelity VIP FundsManager 60% Service Class 2 (1)	41,674	674	PIMCO Global Multi-Asset -Advisor Class	367,172	410,313
Franklin Templeton VIP Founding Funds
Allocation Class 4	106,080	115,584

(1)	Operations commenced during 2012 (See Note 1).

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings
Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2012 and for the year or period ended December 31, 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

Cash Management	343,059	(484,300)	(141,241)	1,509,993	(1,810,619)	(300,626)
Diversified Bond	63,092	(128,261)	(65,169)	439,640	(3,821,363)	(3,381,723)
Floating Rate Loan	16,310	(111,632)	(95,322)	365,894	(1,928,491)	(1,562,597)
High Yield Bond	58,777	(102,139)	(43,362)	272,373	(772,009)	(499,636)
Inflation Managed	39,796	(108,621)	(68,825)	266,005	(1,973,349)	(1,707,344)
Inflation Protected (2)	4,188	(25,766)	(21,578)	243,258	(197,129)	46,129
Managed Bond	80,673	(251,084)	(170,411)	417,181	(2,496,358)	(2,079,177)
Short Duration Bond	28,691	(82,538)	(53,847)	280,826	(2,356,373)	(2,075,547)
Emerging Markets Debt (3)	12	-	12
American Funds Growth	40,672	(158,314)	(117,642)	180,151	(1,086,388)	(906,237)
American Funds Growth-Income	27,814	(89,874)	(62,060)	101,045	(1,530,071)	(1,429,026)
Comstock	35,795	(68,620)	(32,825)	150,638	(2,773,665)	(2,623,027)
Dividend Growth	42,455	(124,813)	(82,358)	159,860	(1,310,959)	(1,151,099)
Equity Index	22,928	(114,221)	(91,293)	50,495	(914,223)	(863,728)
Focused 30	54,881	(73,323)	(18,442)	49,356	(232,230)	(182,874)
Growth LT	23,745	(149,699)	(125,954)	52,441	(696,244)	(643,803)
Large-Cap Growth	111,435	(99,074)	12,361	551,001	(2,911,800)	(2,360,799)
Large-Cap Value	59,103	(128,362)	(69,259)	351,807	(3,182,475)	(2,830,668)
Long/Short Large-Cap	14,240	(22,404)	(8,164)	136,058	(2,344,767)	(2,208,709)
Main Street Core	23,583	(164,656)	(141,073)	60,763	(807,482)	(746,719)
Mid-Cap Equity	27,794	(74,889)	(47,095)	97,566	(1,155,957)	(1,058,391)
Mid-Cap Growth	159,308	(291,106)	(131,798)	549,749	(2,022,042)	(1,472,293)
Mid-Cap Value	17,188	(14,496)	2,692	157,743	(1,163,833)	(1,006,090)
Small-Cap Equity	23,171	(33,081)	(9,910)	105,440	(880,803)	(775,363)
Small-Cap Growth	78,701	(164,299)	(85,598)	271,225	(894,119)	(622,894)
Small-Cap Index	36,991	(78,715)	(41,724)	41,610	(270,335)	(228,725)
Small-Cap Value	16,030	(45,553)	(29,523)	87,530	(450,133)	(362,603)
Health Sciences	46,026	(40,489)	5,537	203,741	(216,305)	(12,564)
Real Estate	10,395	(25,603)	(15,208)	79,813	(295,998)	(216,185)
Technology	69,688	(71,141)	(1,453)	304,956	(515,168)	(210,212)
Emerging Markets	63,917	(83,962)	(20,045)	141,704	(841,885)	(700,181)
International Large-Cap	58,848	(183,983)	(125,135)	269,792	(2,984,866)	(2,715,074)
International Small-Cap	15,581	(24,098)	(8,517)	129,510	(1,514,520)	(1,385,010)
International Value	96,031	(185,133)	(89,102)	247,545	(1,613,461)	(1,365,916)
American Funds Asset Allocation	127,000	(2,886)	124,114	31,539	(31,380)	159

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

Pacific Dynamix - Conservative Growth	10,868	(20,283)	(9,415)	17,899	(18,702)	(803)
Pacific Dynamix - Moderate Growth	35,199	(15,562)	19,637	113,666	(57,726)	55,940
Pacific Dynamix - Growth	7,212	(7,819)	(607)	88,987	(25,685)	63,302
Portfolio Optimization Conservative (4)	341,466	(935,746)	(594,280)	6,889,657	(1,213,670)	5,675,987
Portfolio Optimization Moderate-Conservative (5)	616,523	(700,168)	(83,645)	8,439,888	(1,695,714)	6,744,174
Portfolio Optimization Moderate (5)	1,526,849	(1,693,083)	(166,234)	22,129,224	(3,459,284)	18,669,940
Portfolio Optimization Growth (6)	231,070	(1,074,657)	(843,587)	14,584,765	(1,588,576)	12,996,189
Portfolio Optimization Aggressive-Growth (7)	81,812	(421,637)	(339,825)	5,983,694	(648,337)	5,335,357
Invesco V.I. Balanced-Risk Allocation Series II	106,705	(32,427)	74,278	485,408	(83,022)	402,386
AllianceBernstein VPS Balanced Wealth Strategy Class B	6,538	(17,401)	(10,863)	3,542	(84,892)	(81,350)
BlackRock Global Allocation V.I. Class III	167,456	(226,315)	(58,859)	645,302	(655,094)	(9,792)
Fidelity VIP FundsManager 60% Service Class 2 (3)	4,168	(62)	4,106
Franklin Templeton VIP Founding Funds Allocation Class 4	9,088	(13,517)	(4,429)	20,796	(51,258)	(30,462)
GE Investments Total Return Class 3	3,187	(36,076)	(32,889)	30,501	(14,177)	16,324
MFS Total Return Series - Service Class (8)	20,094	(5,915)	14,179	3,634	(14)	3,620
PIMCO Global Multi-Asset - Advisor Class	32,305	(38,950)	(6,645)	207,744	(102,701)	105,043

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced on June 28, 2011.
(3)	Operations commenced during 2012 (See Note 1).
(4)	Operations commenced on May 5, 2011.
(5)	Operations commenced on May 3, 2011.
(6)	Operations commenced on May 12, 2011.
(7)	Operations commenced on June 24, 2011.
(8)	Operations commenced on May 9, 2011.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Reports

as of June 30, 2012

• Pacific Select Fund

• Pacific Select Variable Annuity

  Separate Account of

  Pacific Life Insurance Company

Form No. 142-12A